CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share capital Public offering	Ordinary share capital Private offering	Ordinary share capital	Additional paid-in capital Public offering	Additional paid-in capital Private offering	Additional paid-in capital	Accumulated deficit	Public offering	Private offering	Total
Beginning Balance at Dec. 31, 2018			$ 748			$ 111,486	$ (105,546)			$ 6,688
Total comprehensive loss:
Net loss							(4,269)			(4,269)
Other comprehensive income, net of tax										0
Total comprehensive loss										(4,269)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options			1			24				25
Issuance of shares		$ 125			$ 13,841				$ 13,966
Share-based payment							886			886
Ending Balance at Sep. 30, 2019			874			125,351	(108,929)			17,296
Beginning Balance at Dec. 31, 2019			878			125,435	(109,649)			16,664
Total comprehensive loss:
Net loss							(7,999)			(7,999)
Other comprehensive income, net of tax							49			49
Total comprehensive loss							(7,950)			(7,950)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options			3			129				132
Issuance of shares	$ 255			$ 35,892				$ 36,147
Share-based payment							1,043			1,043
Ending Balance at Sep. 30, 2020			$ 1,136			$ 161,456	$ (116,556)			$ 46,036